Rights Offering and Change In Conversion Ratio of Preferred Shares (Details Narrative) - $ / shares	Dec. 01, 2015	Sep. 10, 2015
Series A Preferred Stock [Member] | Minimum [Member]
Number of common stock issued conversion basis	0.8	0.4
Series A Preferred Stock [Member] | Maximum [Member]
Number of common stock issued conversion basis	1.6	0.8
Series F Preferred Stock One [Member]
Number of common stock issued conversion basis	100,000	100,000
Conversion price per share	$ 0.06666	$ 0.03333
Number of stock issued for conversion	6,666	3,333
Series F Preferred Stock Two [Member]
Number of common stock issued conversion basis	100,000	100,000
Conversion price per share	$ 0.13332	$ 0.06666
Number of stock issued for conversion	13,332	6,666
Series G Preferred Stock One [Member]
Number of common stock issued conversion basis	100,000	100,000
Conversion price per share	$ 0.04000	$ 0.02000
Number of stock issued for conversion	4,000	2,000
Series G Preferred Stock Two [Member]
Number of common stock issued conversion basis	100,000	100,000
Conversion price per share	$ 0.08000	$ 0.04000
Number of stock issued for conversion	8,000	4,000
Series H Preferred Stock One [Member]
Number of common stock issued conversion basis	100,000	100,000
Conversion price per share	$ 0.02666	$ 0.01333
Number of stock issued for conversion	2,666	1,333
Series H Preferred Stock Two [Member]
Number of common stock issued conversion basis	100,000	100,000
Conversion price per share	$ 0.05332	$ 0.02666
Number of stock issued for conversion	5,332	2,666